Earnings per share - Earnings per common share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Earnings Per Share [Abstract]
Weighted average common shares outstanding during the period - shares used for basic earnings per common share	3,283	3,268	3,243
Common shares issuable under share based payment plans which are potentially dilutive	2	7	0
Common shares used for diluted earnings per common share	3,285	3,275	3,243
Net income	$ 5,705	$ 3,339	$ 3,197
Earnings per common share:
Earnings per common share-basic	$ 1.74	$ 1.02	$ 0.99
Earnings per common share-diluted	$ 1.74	$ 1.02	$ 0.99